Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements [Line items]
Stock Price (in Dollars per share)	$ 10.73	$ 10.22	$ 9.87
Exercise Price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Term (years)	1 year 3 months 25 days	2 years 10 months 28 days	6 years
Volatility	1.20%	0.20%	8.00%
Risk Free Rate	5.32%	4.24%	1.35%
Dividend Yield	0.00%	0.00%	0.00%